Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At June 30, 2024 and December 31, 2023, prepaid expenses and current assets consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Interest receivable (1)	$900,646	$171,657
Prepaid expenses (2)	-	24,770
Deposits (3)	1,010,000	-
Other receivables, net (4)	4,048	156,492
Total	$1,914,694	$352,919

(1)	Interest receivable primarily consists of interest from loans to third parties and from investments.
(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
(3)	On March 11, 2024, the Company and Jia Yuanbin, sole shareholder of Viva Champion Limited (“Viva”), executed a letter of intent for a possible acquisition of the 100% equity interest in Viva that is held by Jia Yuanbin (the “LOI”). In accordance with the LOI, the Company paid a refundable deposit of $1,010,000 on April 15, 2024 to HK Jrui Trade Co Limited (“HK Jrui”) as requested by Jia Yuanbin. The purpose of this possible acquisition is to determine the feasibility of investing in the real estate business by acquiring Viva that owns a property located in Hong Kong. As of date of this report, both parties are still in the due diligence phase of the LOI. If the Company decides not to proceed with the LOI, the deposit will be refunded with interest.
(4)	Other receivables primarily consist of reserve funds and social security.